Average Annual Total Returns - Class S - Thrivent Small Cap Growth Fund	Class S 1 Year	Class S SinceInception(2/28/2018)	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) SinceInception(2/28/2018)	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) SinceInception(2/28/2018)	Russell 2000 Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index(reflects no deduction for fees, expenses or taxes) SinceInception(2/28/2018)	S&P SmallCap® 600 Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap® 600 Growth Index(reflects no deduction for fees, expenses or taxes) SinceInception(2/28/2018)
Total	55.04%	24.50%	54.22%	23.87%	33.14%	19.25%	34.63%	16.79%	19.60%	12.34%